COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6– COMMITMENTS AND CONTINGENCIES

Legal Matters

The Company is not aware of any material, existing or pending legal proceedings against the Company, nor is it involved as a plaintiff in any material proceeding or pending litigation. There are no proceedings in which any of our directors, officers or affiliates, or any registered or beneficial shareholder, is an adverse party or has a material interest adverse to our interest.

MGH License Agreement

As discussed in Note 5, the Company executed a License Agreement with MGH. Prior to the first commercial sale, the License Agreement requires the Company to pay MGH a non-refundable annual license fee of $10,000 by June 30, 2022, and on each subsequent anniversary of the Effective Date thereafter. The first non-refundable annual license fee was paid on July 1, 2022. Additionally, following the first commercial sale, the License agreement requires the Company to pay MGH a non-refundable annual minimum royalty in the amount of $100,000 per year within sixty days after each annual anniversary of the Effective Date.

The License Agreement also requires VI to pay to MGH a 1% royalty rate on net sales related to the first license sub-field, which is the treatment of T1D. Future sub-fields shall carry a reasonable royalty rate, consistent with industry standards, to be negotiated at the time the first such royalty payment shall become due with respect to the applicable Products and Processes (as defined in the License Agreement).

The License Agreement additionally requires VI to pay to MGH a $1.0 million “success payment” within 60 days after the first achievement of total net sales of Product or Process equal or exceeding $100,000,000 in any calendar year and $4,000,000 within 60 days after the first achievement of total net sales of Product or Process equal to or exceeding $250,000,000 in any calendar year. The Company is also required to reimburse MGH’s expenses in connection with the preparation, filing, prosecution and maintenance of all Patent Rights. No expense reimbursements were paid to MGH during the three months ended March 31, 2023, and 2022. As of March 31, 2023, and December 31, 2022, $13,097 and $3,097, respectively, is included in accounts payable, related parties, on the unaudited consolidated balance sheets.

Consulting Agreements

On January 12, 2022, the Company entered into a Consulting Agreement (the “Consulting Agreement”) with Donohoe Advisory Associates, LLC. (the “Consultant”). The Company engaged the Consultant to provide assistance and advice to the Company in support of the Company’s efforts to obtain a listing on a national securities exchange. The Company agreed to pay the Consultant a retainer fee of $17,500, which is to be applied to the Company’s monthly invoices until such time as the retainer fee is exhausted or the engagement under the agreement ends. The Company incurred $0 and $5,820 in expenses for the three months ended March 31, 2023 and 2022, respectively, which are included in professional fees on the unaudited consolidated statements of operations, and none of which is included in accounts payable on the unaudited consolidated balance sheet. As of March 31, 2023, the remaining balance of the retainer paid to the Consultant was $6,820 and is included in prepaid expenses on the unaudited consolidated balance sheet. If the Company is successful in listing on an exchange, the Company will be obligated to pay a “success fee” to the Consultant of either $10,000 or that number of registered common shares equivalent to $10,000 divided by the closing price of the Company’s common stock on the last day of trading on the OTC Market. The form of the success fee will be determined by the Company.

On March 7, 2022, the Company entered into a Consulting Agreement (the “Consulting Agreement”) with Alpha IR Group, LLC. (the “Consultant”). The Company engaged the Consultant to provide consulting, investor relations, and corporate and transaction communication related services. The initial term of the Consulting Agreement was for three months (the “Initial Term”) beginning March 1, 2022, and the Company agreed to pay compensation equal to the sum of $50,000 payable in cash or stock options for the three months of service. The Company incurred $24,000 and $16,667 in expenses for the three months ended March 31, 2023 and 2022, respectively, which are included in professional fees on the unaudited consolidated statements of operations. As of March 31, 2023, the balance owed to the Consultant was $74,000 which is included in accounts payable on the unaudited consolidated balance sheet.

Employment Agreement

The Company has an employment agreement with Federico Pier, the Company’s Chief Executive Officer and Chairman of the Board. Pursuant to the terms of the employment agreement, Mr. Pier will receive a $100,000 one-time cash bonus if the Company’s common stock is up listed to NASDAQ or the New York Stock Exchange, or the Company secures and receives financing of at least $8 million. Additionally, the Company shall issue Mr. Pier, pursuant to the Company’s equity incentive plan, a restricted stock unit award containing the following terms: Mr. Pier shall receive shares of common stock of the Company (i) representing 1% of the Company’s fully diluted equity as of the payment date (the “Initial Equity Payment”) if the Company achieves a market capitalization of at least $250 million for sixty consecutive days during the Term (the “Initial Market Capitalization Target”); and (ii) representing the difference between 2% of the Company’s fully diluted equity as of the payment date and the amount of Initial Equity Payment (the “Subsequent Equity Payment” and, together with Initial Equity Payment, “Equity Payments”) if the Company achieves a market capitalization of at least $500 million for sixty consecutive days during the Term (the “Subsequent Market Capitalization Target” and, together with Initial Market Capitalization Target, “Market Capitalization Targets”), such that Mr. Pier has, in the aggregate, received shares of common stock of the Company representing 2% of the Company’s fully diluted equity as of the date of payment of Subsequent Equity Payment. The Company will use issue such Equity Payments within seventy-three days after the attainment of the applicable Market Capitalization Target. Mr. Pier shall remain eligible to receive additional equity-based compensation awards as the Company may grant from time to time.

On January 1, 2022, the Company entered into a consulting agreement (the “Toneguzzo Agreement”) with Frances Toneguzzo, Ph.D., the Company’s former CEO. Pursuant to the one-year term of the Toneguzzo Agreement in exchange for services in leading the research and development teams and laboratory work, the consultant will receive $5,000 per month. The Company incurred a total of $15,000 in expenses for the three months ended March 31, 2023 and 2022, respectively, related to the Toneguzzo Agreement, which is included in professional fees on the unaudited consolidated statements of operations. As of March 31, 2023, and December 31, 2022, $55,000 and $40,000, respectively, is included in accounts payable, related parties, on the unaudited consolidated balance sheets, related to the Toneguzzo Agreement.

NOTE 6– COMMITMENTS AND CONTINGENCIES

Legal Matters

The Company is not aware of any material, existing or pending legal proceedings against our Company, nor is the Company involved as a plaintiff in any material proceeding or pending litigation.

MGH License Agreement

As discussed in Note 5, the Company executed a License Agreement with MGH. Prior to the first commercial sale, the License Agreement requires the Company to pay MGH a non-refundable annual license fee of $10,000 by June 30, 2022, and on each subsequent anniversary of the Effective Date thereafter. The first non-refundable annual license fee was paid on July 1, 2022. Additionally, following the first commercial sale, the License agreement requires the Company to pay MGH a non-refundable annual minimum royalty in the amount of $100,000 per year within sixty days after each annual anniversary of the Effective Date.

The License Agreement also requires VI to pay to MGH a 1% royalty rate on net sales related to the first license sub-field, which is the treatment of T1D. Future sub-fields shall carry a reasonable royalty rate, consistent with industry standards, to be negotiated at the time the first such royalty payment shall become due with respect to the applicable Products and Processes (as defined in the License Agreement).

The License Agreement additionally requires VI to pay to MGH a $1.0 million “success payment” within 60 days after the first achievement of total net sales of Product or Process equal or exceeding $100,000,000 in any calendar year and $4,000,000 within 60 days after the first achievement of total net sales of Product or Process equal to or exceeding $250,000,000 in any calendar year. The Company is also required to reimburse MGH’s expenses in connection with the preparation, filing, prosecution and maintenance of all Patent Rights. Such reimbursements were not significant during the years ended December 31, 2022 and 2021.

Consulting Agreements

On January 1, 2022, the Company entered into a consulting agreement (the “Toneguzzo Agreement”) with Frances Toneguzzo, Ph.D., the Company’s former CEO. Pursuant to the one-year term of the Toneguzzo Agreement in exchange for services in leading the research and development teams and laboratory work, the consultant will receive $5,000 per month. The Company incurred a total of $60,000 in expenses for the year ended December 31, 2022 related to the Toneguzzo Agreement, which is included in professional fees on the consolidated statements of operations. The Company did not incur any expenses related to the Toneguzzo Agreement for the year ended December 31, 2021. As of December 31, 2022, $40,000 is included in accounts payable, related parties, on the consolidated balance sheet related to the Toneguzzo Agreement.

On January 12, 2022, the Company entered into a Consulting Agreement (the “Donohoe Agreement”) with Donohoe Advisory Associates, LLC. (the “Consultant”). The Company engaged the Consultant to provide assistance and advice to the Company in support of the Company’s efforts to obtain a listing on a national securities exchange. The Company agreed to pay the Consultant a retainer fee of $17,500, which is to be applied to the Company’s monthly invoices until such time as the retainer fee is exhausted or the engagement under the agreement ends. The Company incurred $10,680 in expenses for the year ended December 31, 2022, which are included in professional fees on the consolidated statements of operations, and none of which is included in accounts payable on the consolidated balance sheet. As of December 31, 2022, the remaining balance of the retainer paid to the Consultant was $6,820 and is included in prepaid expenses on the consolidated balance sheet. No expenses were paid to the Consultant during the year ended December 31, 2021. If the Company is successful in listing on an exchange, the Company will be obligated to pay a “success fee” to the Consultant of either $10,000 or that number of registered common shares equivalent to $10,000 divided by the closing price of the Company’s common stock on the last day of trading on the OTC Market. The form of the success fee will be determined by the Company.

On March 7, 2022, the Company entered into a Consulting Agreement (the “Alpha Agreement”) with Alpha IR Group, LLC. (the “Consultant”). The Company engaged the Consultant to provide consulting, investor relations, and corporate and transaction communication related services. The initial term of the Consulting Agreement was for three months (the “Initial Term”) beginning March 1, 2022, and the Company agreed to pay compensation equal to the sum of $50,000 payable in cash or stock options for the three months of service. The Company incurred $50,000 in expenses for the year ended December 31, 2022, which are included in professional fees on the consolidated statements of operations in connection with the Alpha Agreement. No expenses were paid to the Consultant for the year ended December 31, 2021. As of December 31, 2022, the balance owed to the Consultant was $50,000 which is included in accounts payable on the condensed balance sheet.